Annual Total Returns - Fidelity® Growth Company Fund [BarChart] - 11.30 Fidelity Growth Company Fund - Retail PRO-06 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Retail Class	Jan. 29, 2021
Bar Chart Table:
Annual Return 2011	0.67%
Annual Return 2012	18.52%
Annual Return 2013	37.61%
Annual Return 2014	14.44%
Annual Return 2015	7.83%
Annual Return 2016	6.01%
Annual Return 2017	36.76%
Annual Return 2018	(4.53%)
Annual Return 2019	38.42%
Annual Return 2020	67.51%